Related party transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Contribution from a shareholder				¥ 384
Beijing Dasheng Zhixing Technology Co., Ltd
Related party transactions
Fair value of promotion		¥ 535,000
Beijing Dasheng Zhixing Technology Co., Ltd | Angel investors
Related party transactions
Term of agreement	5 years
Contribution from a shareholder		¥ 0	¥ 0	¥ 384	¥ 1,636